Supplemental Information	12 Months Ended
Dec. 31, 2018
Additional Information1 [Abstract]
Supplemental Information
SUPPLEMENTAL INFORMATION
Change in Non-Cash Working Capital Items

	Year Ended December 31
	2018	2017
Trade and other receivables	$1,280	$(673)
Trade and other payables	113,572	31,569
Non-cash working capital acquired (note 4)	(46,773)	(4,357)
	$68,079	$26,539
Changes in non-cash working capital related to:
Operating activities	$39,448	$(8,962)
Investing activities	32,435	33,683
Foreign currency translation on non-cash working capital	(3,804)	1,818
	$68,079	$26,539

Onerous Contracts

Onerous contracts result from unfavorable leases in which the unavoidable costs of meeting the obligations under the contracts exceed the economic benefits expected to be received.

	Year Ended December 31
	2018	2017
Balance, beginning of year	$2,574	$9,504
Liabilities settled	(588)	(6,746)
Foreign currency translation	—	(184)
Balance, end of year	$1,986	$2,574

As at December 31, 2018, the Company has a provision totaling $2.0 million for an onerous contract related to office space that has been subleased (as at December 31, 2017 - $2.6 million). The provision represents the difference between the minimum future payments that the Company is required to make and the estimated recoveries from the sublease agreements.

Income Statement Presentation

Baytex's consolidated statements of income or loss and comprehensive income or loss are prepared primarily according to the nature of expense, with the exception of employee compensation costs which are included in both operating expense and general and administrative expense line items.

The following table details the amount of total employee compensation costs included in the operating expense and general and administrative expense.

	Year Ended December 31
	2018	2017
Operating	$12,140	$13,424
General and administrative	34,963	36,086
Total employee compensation costs	$47,103	$49,510